Investment Objectives and Goals - Harrison Street Infrastructure Active ETF	Dec. 23, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Harrison Street Infrastructure Active ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Harrison Street Infrastructure Active ETF (the “Fund”) seeks long-term capital appreciation and income.